Financial Instruments (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) number Rate	Dec. 31, 2024
Notes and other explanatory information [abstract]
Discount rate electricity generation concession	9.04%
Funding cost spread used as discount rate	1.17%
Pre tax discount rate accounts payable related to concession	9.52%
Estimated foreign exchange rate probable scenario | number	5.50
Foreign exchange rate deterioration scenario one	25.00%
Foreign exchange rate deterioration scenario two	50.00%
Estimated interest rate probable scenario cdi selic	12.25%
Estimated inflation rate probable scenario IPCA	4.00%
Estimated inflation rate probable scenario IGP-M	3.87%
Estimated interest rate probable scenario TJLP | Rate	8.64%
Interest rate deterioration assumption scenario one	25.00%
Interest rate deterioration assumption scenario two	50.00%
Limit of change in assured energy per revision	5.00%
Limit of change in assured energy per concession period	10.00%
Concession value allocation to CDE percentage	50.00%
Minimum required energy contracting level percentage	100.00%
Maximum allowed energy contracting level without penalty percentage	105.00%
Actual energy contracting level percentage	113.60%
Gain from financial compensation for generation restrictions	R$ 273,382
Gain from financial compensation recognized in net operating revenue	170,125
Compensation gain other operating revenue	95,599
Gain from generation restrictions financial income	R$ 7,658
Energy price variation assumption scenario one	25.00%
Energy price variation assumption scenario two	50.00%
Average debt cost nominal rate	13.07%	11.96%
Average debt cost as percentage of CDI	87.74%	98.46%